UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10521

Name of Fund: BlackRock Corporate High Yield Fund V, Inc. (HYV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Corporate High Yield Fund V, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 05/31/2010

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2010 (Unaudited)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Auto Components — 0.3%
Lear Corp. (a)	18,282	$1,237,143

Building Products — 0.2%
Masonite Worldwide Holdings (a)	20,651	924,132

Capital Markets — 0.2%
E*Trade Financial Corp. (a)	430,000	636,400

Chemicals — 0.4%
LyondellBasell Industries NV, Class A (a)	34,078	741,820
LyondellBasell Industries NV, Class B (a)	27,539	487,440
Solutia, Inc. (a)	18,000	272,700
Wellman Holdings, Inc. (a)	2,499	125

		1,502,085

Communications Equipment — 0.6%
Loral Space & Communications Ltd. (a)	58,204	2,324,668

Construction Materials — 0.0%
Nortek, Inc. (a)	3,280	147,600

Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)	109,685	4,387
SunPower Corp., Class B (a)	573	6,641

		11,028

Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (a)	1,854	11,495

Household Durables — 0.4%
Beazer Homes USA, Inc. (a)	165,708	823,569
Pulte Group, Inc. (a)	43,000	479,020

		1,302,589

Machinery — 0.1%
Accuride Corp. (a)	134,380	181,413

Media — 0.3%
Charter Communications, Inc. (a)	4,204	151,344
Gannett Co., Inc.	59,600	926,184

		1,077,528

Paper & Forest Products — 0.4%
Ainsworth Lumber Co. Ltd. (a)	181,600	635,013
Ainsworth Lumber Co. Ltd. (a)(b)	208,741	729,919
Western Forest Products, Inc. (a)	74,889	24,194
Western Forest Products, Inc. (a)(b)	74,936	24,210

		1,413,336

Software — 0.5%
HMH Holdings/EduMedia (a)	211,629	1,322,680
TiVo, Inc. (a)	42,800	386,912

		1,709,592

Wireless Telecommunication Services — 0.2%
FiberTower Corp. (a)	127,570	487,317

Common Stocks	Shares	Value

Wireless Telecommunication Services (concluded)
SBA Communications Corp., Class A (a)	11,903	$393,156

		880,473

Total Common Stocks – 3.6%		13,359,482

Corporate Bonds		Par (000)

Aerospace & Defense — 0.3%
Bombardier, Inc., 7.75%, 3/15/20 (b)	USD	280	283,500
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17 (b)		800	792,000

			1,075,500

Airlines — 1.7%
American Airlines, Inc., 10.50%, 10/15/12 (b)		580	595,225
American Airlines Pass-Through Trust, Series 2001-02, 7.86%, 4/01/13		490	494,900
Continental Airlines, Inc.:
Series 1997-4-B, 6.90%, 7/02/18		93	91,328
Series 2001-1-C, 7.03%, 12/15/12		409	404,821
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		1,500	1,623,750
United Air Lines, Inc., 12.75%, 7/15/12		2,890	3,070,625

			6,280,649

Auto Components — 1.5%
Allison Transmission, Inc. (b):
11.00%, 11/01/15		350	365,750
11.25%, 11/01/15 (c)		272	281,520
Delphi International Holdings Unsecured, 12.00%, 10/06/14		134	134,459
The Goodyear Tire & Rubber Co., 8.63%, 12/01/11		1,107	1,137,443
Icahn Enterprises LP, 8.00%, 1/15/18 (b)		3,980	3,741,200

			5,660,372

Biotechnology — 0.3%
QHP Pharma, 10.25%, 3/15/15 (b)		1,006	1,019,053

Building Products — 1.0%
Associated Materials LLC, 9.88%, 11/15/16		1,060	1,139,500
Building Materials Corp. of America, 7.00%, 2/15/20 (b)		930	920,700

Portfoliio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
USD	US Dollar

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2010	1

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Building Products (concluded)
Ply Gem Industries, Inc., 11.75%, 6/15/13	USD	1,625	$1,665,625

			3,725,825

Capital Markets — 0.4%
E*Trade Financial Corp., 3.46%, 8/31/19 (b)(d)(e)		356	509,525
MU Finance Plc, 8.75%, 2/01/17 (b)	GBP	626	832,868

			1,342,393

Chemicals — 4.2%
American Pacific Corp., 9.00%, 2/01/15	USD	1,300	1,272,375
CF Industries, Inc.:
6.88%, 5/01/18		655	655,819
7.13%, 5/01/20		1,150	1,160,063
Georgia Gulf Corp., 9.00%, 1/15/17 (b)		340	345,100
Hexion Finance Escrow LLC, 8.88%, 2/01/18 (b)		1,505	1,392,125
Hexion U.S. Finance Corp., 9.75%, 11/15/14		980	935,900
Huntsman International LLC (b):
6.88%, 11/15/13	EUR	415	478,709
5.50%, 6/30/16	USD	645	561,150
8.63%, 3/15/20		585	551,363
Ineos Finance Plc, 9.00%, 5/15/15 (b)		625	621,875
Innophos, Inc., 8.88%, 8/15/14		1,185	1,214,625
LBI Escrow Corp., 8.00%, 11/01/17 (b)		3,075	3,128,812
MacDermid, Inc., 9.50%, 4/15/17 (b)		1,845	1,849,612
Wellman Holdings, Inc., Subordinate Note (d):
(Second Lien), 10.00%, 1/29/19		1,385	1,204,950
(Third Lien), 5.00%, 1/29/19 (c)		443	172,875

			15,545,353

Commercial Banks — 0.1%
Glitnir Banki HF (a)(f):
4.15%, 4/20/10 (b)		165	45,788
6.38%, 9/25/12 (b)		1,005	278,888
Series EMTN, 5.07%, 1/27/10	EUR	50	17,333
Series EMTN, 3.00%, 6/30/10		65	23,530
Series GMTN, 4.38%, 2/05/10		75	26,000

			391,539

Commercial Services & Supplies — 2.6%
ACCO Brands Corp., 10.63%, 3/15/15	USD	365	395,113

Corporate Bonds		Par (000)	Value

Commercial Services & Supplies (concluded)
Garda World Security Corp., 9.75%, 3/15/17 (b)	USD	600	$616,500
International Lease Finance Corp., 8.63%, 9/15/15 (b)		350	322,000
RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)		870	936,337
Scientific Games International, Inc., 9.25%, 6/15/19		865	893,112
Waste Services, Inc., 9.50%, 4/15/14		4,425	4,535,625
West Corp., 11.00%, 10/15/16		1,920	1,939,200

			9,637,887

Construction Materials — 1.0%
Nortek, Inc., 11.00%, 12/01/13		3,475	3,613,560

Consumer Finance — 0.5%
Credit Acceptance Corp., 9.13%, 2/01/17 (b)		1,010	1,020,100
Ford Motor Credit Co. LLC:
3.05%, 1/13/12 (g)		310	297,600
7.80%, 6/01/12		300	305,970
8.00%, 12/15/16		270	270,524

			1,894,194

Containers & Packaging — 4.6%
Ball Corp., 6.75%, 9/15/20		750	729,375
Berry Plastics Corp.:
8.88%, 9/15/14		915	878,400
8.25%, 11/15/15		205	201,413
9.50%, 5/15/18 (b)		1,165	1,042,675
Berry Plastics Holding Corp., 8.88%, 9/15/14		2,885	2,769,600
Crown European Holdings SA, 6.25%, 9/01/11	EUR	113	139,361
Graphic Packaging International, Inc., 9.50%, 6/15/17	USD	1,180	1,227,200
Impress Holdings BV, 2.47%, 9/15/13 (b)(g)		545	504,125
Owens-Brockway Glass Container, Inc.:
8.25%, 5/15/13		1,500	1,518,750
6.75%, 12/01/14	EUR	233	287,354
Packaging Dynamics Finance Corp., 10.00%, 5/01/16 (b)	USD	1,625	1,391,406
Pregis Corp., 12.38%, 10/15/13		1,765	1,738,525
Rock-Tenn Co., 8.20%, 8/15/11		2,950	3,068,000
Smurfit Kappa Acquisitions (b):
7.25%, 11/15/17	EUR	735	883,912
7.75%, 11/15/19		700	850,411

			17,230,507

Diversified Consumer Services — 1.1%
Service Corp. International, 7.00%, 6/15/17	USD	4,425	4,292,250

2	BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Diversified Financial Services — 9.6%
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16	USD	580	$585,800
CIT Group, Inc.:
7.00%, 5/01/16		4,638	4,208,812
7.00%, 5/01/17		7,759	7,002,436
Citigroup, Inc., 4.75%, 5/19/15		535	528,399
FCE Bank Plc:
7.88%, 2/15/11	GBP	1,000	1,456,999
7.13%, 1/16/12	EUR	2,950	3,601,976
7.13%, 1/15/13		1,300	1,571,358
GMAC, Inc.:
7.25%, 3/02/11	USD	314	315,177
6.88%, 9/15/11		800	800,000
6.88%, 8/28/12		900	888,750
7.50%, 12/31/13		460	448,500
2.74%, 12/01/14 (g)		592	486,321
6.75%, 12/01/14		1,360	1,295,400
8.30%, 2/12/15 (b)		3,740	3,754,025
8.00%, 3/15/20 (b)		2,260	2,192,200
Leucadia National Corp., 8.13%, 9/15/15		2,000	2,045,000
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)		2,185	2,163,150
Reynolds Group Issuer, Inc. (b):
7.75%, 10/15/16	EUR	550	668,180
8.50%, 5/15/18	USD	2,035	1,933,250

			35,945,733

Diversified Telecommunication Services — 4.3%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		1,530	1,468,800
GCI, Inc., 8.63%, 11/15/19 (b)		1,700	1,649,000
ITC Deltacom, Inc., 10.50%, 4/01/16 (b)		800	768,000
New Communications Holdings, Inc. (b):
7.88%, 4/15/15		870	863,475
8.25%, 4/15/17		1,100	1,089,000
8.50%, 4/15/20		500	492,500
Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)		320	328,000
Qwest Communications International, Inc.:
7.50%, 2/15/14		2,990	2,945,150
8.00%, 10/01/15 (b)		800	802,000
Series B, 7.50%, 2/15/14		2,715	2,674,275
Qwest Corp.:
7.63%, 6/15/15		850	888,250
8.38%, 5/01/16		990	1,074,150
Windstream Corp., 8.13%, 8/01/13		1,110	1,121,100

			16,163,700

Electric Utilities — 0.5%
Intergen NV, 9.00%, 6/30/17 (b)		620	620,000

Corporate Bonds		Par (000)	Value

Electric Utilities (concluded)
NSG Holdings LLC, 7.75%, 12/15/25 (b)	USD	1,530	$1,369,350

			1,989,350

Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16		440	449,900

Energy Equipment & Services — 1.6%
Compagnie Generale de Geophysique- Veritas:
7.50%, 5/15/15		305	295,850
7.75%, 5/15/17		470	446,500
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (b)		2,730	2,648,100
Global Geophysical Services, Inc., 10.50%, 5/01/17 (b)		460	441,600
North American Energy Alliance LLC, 10.88%, 6/01/16 (b)		985	1,007,162
Parker Drilling Co., 9.13%, 4/01/18 (b)		310	294,500
Thermon Industries, Inc., 9.50%, 5/01/17 (b)		810	801,900

			5,935,612

Food & Staples Retailing — 0.7%
AmeriQual Group LLC, 9.50%, 4/01/12 (b)		1,225	1,114,750
Rite Aid Corp.:
9.75%, 6/12/16		615	652,669
10.25%, 10/15/19		925	941,187

			2,708,606

Food Products — 0.7%
B&G Foods, Inc., 7.63%, 1/15/18		330	329,175
Reddy Ice Corp., 11.25%, 3/15/15 (b)		650	656,500
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		1,210	1,295,456
TreeHouse Foods, Inc., 7.75%, 3/01/18		230	235,175

			2,516,306

Health Care Equipment & Supplies — 1.3%
DJO Finance LLC:
10.88%, 11/15/14 (b)		890	925,600
10.88%, 11/15/14 (h)		2,540	2,641,600
Hologic, Inc., 2.00%, 12/15/37 (d)(i)		1,410	1,203,787

			4,770,987

Health Care Providers & Services — 4.1%
American Renal Holdings, 8.38%, 5/15/18 (b)		415	403,588
HCA, Inc.:
9.13%, 11/15/14		2,605	2,741,762
8.50%, 4/15/19		1,505	1,572,725
7.25%, 9/15/20		3,430	3,421,425

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2010	3

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Health Care Providers & Services (concluded)
Omnicare, Inc., 7.75%, 6/01/20	USD	400	$401,000
Tenet Healthcare Corp. (b):
9.00%, 5/01/15		1,952	2,049,600
10.00%, 5/01/18		662	725,718
8.88%, 7/01/19		4,010	4,205,487

			15,521,305

Health Care Technology — 1.1%
IMS Health, Inc., 12.50%, 3/01/18 (b)		3,550	4,073,625

Hotels, Restaurants & Leisure — 2.0%
Harrah’s Operating Co., Inc., 11.25%, 6/01/17		970	1,016,075
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/10 (a)(f)		2,450	1,176,000
Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (a)(b)(f)		1,855	614,469
MGM Mirage:
13.00%, 11/15/13		45	51,300
10.38%, 5/15/14 (b)		395	419,687
11.13%, 11/15/17 (b)		1,220	1,320,650
San Pasqual Casino, 8.00%, 9/15/13 (b)		1,525	1,448,750
Scientific Games Corp., 0.75%, 12/01/24 (d)(i)		420	417,900
Travelport LLC:
5.16%, 9/01/14 (g)		210	195,300
9.88%, 9/01/14		310	309,225
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(f)		475	641
Virgin River Casino Corp., 9.00%, 1/15/12 (a)(f)		1,435	645,750

			7,615,747

Household Durables — 3.3%
Beazer Homes USA, Inc.:
6.88%, 7/15/15		560	491,400
8.13%, 6/15/16		470	430,050
12.00%, 10/15/17		1,960	2,175,600
9.13%, 6/15/18		2,615	2,458,100
K. Hovnanian Enterprises, Inc., 10.63%, 10/15/16		2,560	2,617,600
KB Home, 9.10%, 9/15/17		320	324,000
Standard Pacific Corp.:
9.25%, 4/15/12		200	204,000
6.25%, 4/01/14		535	500,225
7.00%, 8/15/15		395	363,400
10.75%, 9/15/16		1,960	2,126,600
8.38%, 5/15/18		825	789,937

			12,480,912

IT Services — 1.3%
Alliance Data Systems Corp., 1.75%, 8/01/13 (d)		2,515	2,631,319

Corporate Bonds		Par (000)	Value

IT Services (concluded)
First Data Corp., 9.88%, 9/24/15	USD	2,600	$2,093,000

			4,724,319

Independent Power Producers & Energy Traders — 3.1%
The AES Corp., 8.75%, 5/15/13 (b)		509	516,635
AES Eastern Energy LP, Series 99- B, 9.67%, 1/02/29		910	989,625
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		1,875	1,893,750
Energy Future Holdings Corp.:
10.88%, 11/01/17		1,400	1,029,000
12.00%, 11/01/17 (c)		1,285	819,496
10.00%, 1/15/20 (b)		3,515	3,497,425
NRG Energy, Inc., 7.25%, 2/01/14		2,965	2,927,937

			11,673,868

Industrial Conglomerates — 2.5%
Sequa Corp. (b):
11.75%, 12/01/15		3,550	3,550,000
13.50%, 12/01/15 (c)		5,797	5,905,467

			9,455,467

Insurance — 0.9%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)		2,500	2,490,625
USI Holdings Corp., 4.31%, 11/15/14 (b)(g)		1,000	800,000

			3,290,625

Internet & Catalog Retail — 0.1%
NetFlix, Inc., 8.50%, 11/15/17		305	314,913

Leisure Equipment & Products — 0.4%
Brunswick Corp., 11.25%, 11/01/16 (b)		1,110	1,243,200
Easton-Bell Sports, Inc., 9.75%, 12/01/16 (b)		415	428,488

			1,671,688

Life Sciences Tools & Services — 0.3%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16		250	259,688
Patheon, Inc., 8.63%, 4/15/17 (b)		865	865,000

			1,124,688

Machinery — 1.8%
AGY Holding Corp., 11.00%, 11/15/14		1,640	1,312,000
Accuride Corp., 7.50%, 2/26/20 (c)(d)		14	35,364
Navistar International Corp.:
3.00%, 10/15/14 (d)		2,830	3,495,050
8.25%, 11/01/21		1,400	1,400,000
Titan International, Inc., 5.63%, 1/15/17 (b)(d)		360	447,300

			6,689,714

4	BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Marine — 0.7%
Horizon Lines, Inc., 4.25%, 8/15/12 (d)	USD	3,130	$2,582,250

Media — 12.7%
Affinion Group, Inc.:
10.13%, 10/15/13		3,620	3,683,350
10.13%, 10/15/13		1,130	1,149,775
CCH II LLC, 13.50%, 11/30/16		539	617,865
CCO Holdings LLC (b):
7.88%, 4/30/18		700	686,875
8.13%, 4/30/20		700	693,000
CMP Susquehanna Corp., 3.20%, 5/15/14		236	4,720
CSC Holdings, Inc., 8.50%, 4/15/14 (b)		580	603,200
Catalina Marketing Corp., 10.50%, 10/01/15 (b)(c)		885	920,400
Charter Communications Operating, LLC, 10.00%, 4/30/12 (b)		700	730,625
Clear Channel Worldwide Holdings, Inc. (b):
Series A, 9.25%, 12/15/17		1,236	1,251,450
Series B, 9.25%, 12/15/17		6,280	6,389,900
Cox Enterprises, Inc.:
Loan Close 2, 12.00%, 8/15/18		960	960,000
Loan Close 3, 8/15/18		1,120	1,120,000
Shares Loan, 12.00%, 8/15/18		1,120	1,120,000
DISH DBS Corp., 7.00%, 10/01/13		140	142,100
Gannett Co., Inc., 8.75%, 11/15/14 (b)		1,010	1,060,500
Gray Television, Inc., 10.50%, 6/29/15 (b)		1,050	992,250
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (g)		510	406,725
9.50%, 5/15/15		620	553,350
Intelsat Corp., 9.25%, 6/15/16		3,320	3,403,000
Intelsat Subsidiary Holding Co. Ltd., 8.88%, 1/15/15 (b)		390	391,950
Liberty Global, Inc., 4.50%, 11/15/16 (b)(d)		700	798,875
Liberty Media Corp., 3.13%, 3/30/23 (d)		1,616	1,706,900
Lighthouse International Co. SA:
8.00%, 4/30/14	EUR	797	616,162
8.00%, 4/30/14 (b)		260	201,006
Lions Gate Entertainment, Inc., 10.25%, 11/01/16 (b)	USD	550	554,125
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)		225	222,750
McClatchy Co., 11.50%, 2/15/17 (b)		1,875	1,884,375
Nexstar Broadcasting, Inc., 8.88%, 4/15/17 (b)		650	643,500

Corporate Bonds	Par (000)		Value

Media (concluded)
Nielsen Finance LLC:
11.63%, 2/01/14	USD	140	$149,800
10.00%, 8/01/14		2,685	2,728,631
Rainbow National Services LLC (b):
8.75%, 9/01/12		650	656,500
10.38%, 9/01/14		2,432	2,541,440
Seat Pagine Gialle SpA, 10.50%, 1/31/17 (b)	EUR	959	1,106,222
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)	USD	2,530	2,295,975
UPC Germany GmbH (b):
8.13%, 12/01/17		800	784,000
8.13%, 12/01/17	EUR	852	1,032,458
9.63%, 12/01/19		845	1,026,568
UPC Holding BV, 9.88%, 4/15/18 (b)	USD	800	808,000
Unitymedia GmbH, 9.63%, 12/01/19	EUR	145	179,715
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)		746	880,388

			47,698,425

Metals & Mining — 5.0%
AK Steel Corp., 7.63%, 5/15/20	USD	785	775,187
Aleris International, Inc. (a)(f):
9.00%, 12/15/14		1,495	3,738
10.00%, 12/15/16		1,300	8,905
Drummond Co., Inc.:
9.00%, 10/15/14 (b)		1,175	1,169,125
7.38%, 2/15/16		335	319,088
FMG Finance Property Ltd. (b):
10.00%, 9/01/13		790	846,287
10.63%, 9/01/16		1,740	1,914,000
Foundation PA Coal Co., 7.25%, 8/01/14		2,925	2,961,562
GoldCorp., Inc., 2.00%, 8/01/14 (b)(d)		280	327,950
McJunkin Red Man Corp., 9.50%, 12/15/16 (b)		1,845	1,789,650
Murray Energy Corp., 10.25%, 10/15/15 (b)		1,255	1,248,725
New World Resources NV:
7.38%, 5/15/15	EUR	680	780,218
7.88%, 5/01/18 (b)		310	356,449
Novelis, Inc.:
7.25%, 2/15/15	USD	2,280	2,137,044
11.50%, 2/15/15		640	694,400
Ryerson, Inc.:
7.72%, 11/01/14 (g)		600	558,750
12.00%, 11/01/15		400	407,000
Steel Dynamics, Inc., 7.38%, 11/01/12		590	603,275
United States Steel Corp., 7.38%, 4/01/20		775	757,563

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2010	5

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Metals & Mining (concluded)
Vedanta Resources Plc, 9.50%, 7/18/18 (b)	USD	950	$969,000

			18,627,916

Multiline Retail — 1.3%
Dollar General Corp.:
10.63%, 7/15/15		109	118,810
11.88%, 7/15/17 (c)		3,731	4,234,685
Saks, Inc., 9.88%, 10/01/11		440	462,000

			4,815,495

Oil, Gas & Consumable Fuels — 6.1%
Arch Coal, Inc., 8.75%, 8/01/16 (b)		90	91,800
Atlas Energy Operating Co. LLC:
12.13%, 8/01/17		680	754,800
10.75%, 2/01/18		380	402,800
Berry Petroleum Co., 8.25%, 11/01/16		750	735,000
Bill Barrett Corp., 9.88%, 7/15/16		360	372,600
Chesapeake Energy Corp., 2.25%, 12/15/38 (d)		1,200	868,500
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)		435	430,650
Connacher Oil and Gas Ltd. (b):
11.75%, 7/15/14		260	271,700
10.25%, 12/15/15		1,695	1,627,200
Consol Energy, Inc., 8.25%, 4/01/20 (b)		2,935	2,997,369
Crosstex Energy LP, 8.88%, 2/15/18 (b)		1,635	1,610,475
Denbury Resources, Inc., 8.25%, 2/15/20		1,250	1,290,625
Linn Energy LLC, 8.63%, 4/15/20 (b)		1,170	1,158,300
Massey Energy Co., 6.88%, 12/15/13		1,400	1,344,000
Niska Gas Storage US LLC, 8.88%, 3/15/18 (b)		2,775	2,788,875
OPTI Canada, Inc., 9.00%, 12/15/12 (b)		1,985	1,994,925
Patriot Coal Corp., 8.25%, 4/30/18		620	607,600
Petrohawk Energy Corp.:
10.50%, 8/01/14		835	883,012
7.88%, 6/01/15		695	673,281
Range Resources Corp., 8.00%, 5/15/19		600	618,000
Sabine Pass LNG LP, 7.50%, 11/30/16		555	460,650
Teekay Corp., 8.50%, 1/15/20		970	979,700

			22,961,862

Paper & Forest Products — 3.7%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(c)		1,645	1,517,392
Boise Paper Holdings LLC (b):
9.00%, 11/01/17		495	522,844
8.00%, 4/01/20		240	241,800

Corporate Bonds	Par (000)		Value

Paper & Forest Products (concluded)
Clearwater Paper Corp., 10.63%, 6/15/16 (b) USD		585	$642,038
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		2,395	2,490,800
Glatfelter, 7.13%, 5/01/16 (b)		310	294,500
NewPage Corp.:
10.00%, 5/01/12		1,190	691,687
11.38%, 12/31/14		6,645	6,213,075
Verso Paper Holdings LLC, 11.50%, 7/01/14 (b)		1,265	1,350,387

			13,964,523

Pharmaceuticals — 0.7%
Angiotech Pharmaceuticals, Inc., 4.29%, 12/01/13 (g)		1,605	1,251,900
Elan Finance Plc, 8.88%, 12/01/13		140	140,350
Novasep Holding SAS, 9.63%, 12/15/16 (b)	EUR	936	1,056,719

			2,448,969

Real Estate Management & Development — 0.6%
Forest City Enterprises, Inc., 7.63%, 6/01/15	USD	2,300	2,104,500

Road & Rail — 0.5%
Avis Budget Car Rental LLC, 9.63%, 3/15/18 (b)		760	760,000
Syncreon Global Ireland Ltd., 9.50%, 5/01/18 (b)		1,210	1,161,600

			1,921,600

Semiconductors & Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc., 8.13%, 12/15/17 (b)		470	461,188

Software — 0.0%
BMS Holdings, Inc., 7.89%, 2/15/12 (b)(c)		670	13,408

Specialty Retail — 1.8%
Asbury Automotive Group, Inc., 7.63%, 3/15/17		520	483,600
General Nutrition Centers, Inc., 10.75%, 3/15/15		885	891,637
Group 1 Automotive, Inc., 2.25%, 6/15/36 (d)(i)		1,570	1,279,550
Hillman Group, Inc., 10.88%, 6/01/18 (b)		790	790,000
Limited Brands, Inc., 8.50%, 6/15/19		1,170	1,246,050
Sonic Automotive, Inc., 9.00%, 3/15/18		550	554,125
United Auto Group, Inc., 7.75%, 12/15/16		1,550	1,460,875

			6,705,837

6	BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Textiles, Apparel & Luxury Goods — 0.5%
Quiksilver, Inc., 6.88%, 4/15/15		2,000	$1,750,000

Tobacco — 0.1%
Vector Group Ltd., 11.00%, 8/15/15 (b)	USD	485	486,213

Wireless Telecommunication Services — 5.2%
Cricket Communications, Inc.:
10.00%, 7/15/15		2,800	2,870,000
7.75%, 5/15/16		1,140	1,157,100
Digicel Group Ltd. (b):
8.88%, 1/15/15		1,140	1,102,950
9.13%, 1/15/15 (c)		2,787	2,717,325
8.25%, 9/01/17		1,080	1,058,400
10.50%, 4/15/18		800	810,000
FiberTower Corp., 9.00%, 1/01/16		474	397,779
iPCS, Inc., 2.47%, 5/01/13 (g)		1,200	1,104,000
MetroPCS Wireless, Inc., 9.25%, 11/01/14		3,445	3,548,350
NII Holdings, Inc., 2.75%, 8/15/25 (d)		350	348,250
Nextel Communications, Inc.:
Series E, 6.88%, 10/31/13		1,770	1,694,775
Series F, 5.95%, 3/15/14		160	147,600
Orascom Telecom Finance SCA, 7.88%, 2/08/14 (b)		365	328,500
Sprint Capital Corp., 6.88%, 11/15/28		2,690	2,236,063

			19,521,092

Total Corporate Bonds – 98.0%			366,889,425

Floating Rate Loan Interests (g)

Aerospace & Defense — 0.0%
Pedalgreen Ltd., Loan Facility, 9.57%, 11/30/15 (c)	GBP	4	4,730

Auto Components — 1.1%
Affinion Group Holdings, Inc., Loan, 7.89%, 3/01/12 (c)	USD	709	667,332
Allison Transmission, Inc., Term Loan, 3.01% - 3.10%, 8/07/14		3,380	3,064,945
Dana Holding Corp., Term Advance, 4.53% - 4.73%, 1/30/15		292	280,372

			4,012,649

Automobiles — 1.4%
Ford Motor Co., Tranche B-1 Term Loan, 3.31% - 3.34%, 12/15/13		5,707	5,313,745

Building Products — 1.2%
CPG International I, Inc., Term Loan, 5.30%, 2/28/11		4,519	4,519,095

Floating Rate Loan Interests (g)	Par (000)		Value

Capital Markets — 0.1%
Marsico Parent Co., LLC, Term Loan, 5.31% - 5.38%, 12/15/14		763	$502,240

Chemicals — 0.2%
PQ Corp., Term Loan (First Lien), 3.59% - 3.61%, 7/30/14	USD	983	892,847

Commercial Services & Supplies — 0.5%
International Lease Finance Corp.:
Term Loan 1, 6.75%, 2/23/15		1,175	1,147,387
Term Loan 2, 7.00%, 3/05/16		875	851,375

			1,998,762

Construction & Engineering — 0.8%
Safway Services, LLC, Last Out Term Loan, 15.63%, 12/14/17		3,000	3,000,000

Consumer Finance — 1.8%
American General Finance Corp., Term Loan, 7.25%, 4/16/16		6,000	5,808,000
Chrysler Financial Corp., Term Loan (Second Lien), 6.84%, 8/02/13		730	720,484

			6,528,484

Diversified Telecommunication Services — 1.6%
Wind Finance SL SA, Euro Facility (Second Lien), 7.65%, 12/17/14	EUR	4,908	5,969,517

Food & Staples Retailing — 0.5%
Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/10/15	USD	1,893	1,919,979

Health Care Providers & Services — 0.2%
Harden Healthcare, Term Loan A, 8.50%, 2/22/15		697	682,882

Hotels, Restaurants & Leisure — 1.2%
Travelport LLC (FKA Travelport, Inc.), Loan, 8.44%, 3/27/12		4,853	4,561,583

IT Services — 0.3%
First Data Corp.:
Initial Tranche B-1 Term Loan, 3.03% - 3.09%, 9/24/14		346	291,881
Initial Tranche B-3 Term Loan, 3.03% - 3.04%, 9/24/14		860	723,953

			1,015,834

Independent Power Producers & Energy Traders — 1.0%
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-1 Term Loan, 3.79% - 3.80%, 10/10/14		323	248,415
Initial Tranche B-2 Term Loan, 3.79% - 4.07%, 10/10/14		315	241,939
Initial Tranche B-3 Term Loan, 3.79% - 3.80%, 10/10/14		4,265	3,257,634

			3,747,988

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2010	7

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (g)	Par (000)		Value

Machinery — 0.2%
Accuride Corp., Term Loan, 9.75%, 1/31/12	USD	875	$870,443

Media — 1.7%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		2,456	2,468,531
HMH Publishing Co., Ltd., Tranche A Term Loan, 5.53%, 6/12/14		1,401	1,283,132
Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		1,950	2,047,500
Worldcolor Press Inc. and Worldcolor (USA) Corp. (FKA Quebecor World, Inc.), Advance, 9.00%, 7/23/12		696	701,430

			6,500,593

Multiline Retail — 0.5%
Hema Holding BV, Mezzanine, 8.92%, 1/29/17 (c)	EUR	1,287	1,342,720
The Neiman Marcus Group, Inc., Term Loan, 2.25% - 2.28%, 4/06/13	USD	382	348,313

			1,691,033

Oil, Gas & Consumable Fuels — 1.5%
Tronox Worldwide LLC:
Tranche B-1 Term Loan, 9.00%, 6/24/10		1,813	1,818,607
Tranche B-2 Term Loan, 9.00%, 6/24/10		487	488,581
Turbo Beta Ltd., Dollar Facility, 14.50%, 3/15/18 (c)		3,460	3,114,316

			5,421,504

Paper & Forest Products — 0.3%
Verso Paper Finance Holdings LLC, Loan, 6.60% - 7.35%, 2/01/13		1,921	1,248,566

Real Estate Management & Development — 0.2%
Realogy Corp.:
Initial Term B Loan, 3.29%, 10/10/13		591	498,117
Synthetic Letter of Credit, 3.35%, 10/10/13		187	157,737

			655,854

Specialty Retail — 0.2%
Claire’s Stores, Inc., Term Loan B, 3.04%, 5/29/14		217	181,897

Floating Rate Loan Interests (g)	Par (000)		Value

Specialty Retail (concluded)
Michaels Stores, Inc., Term Loan B-1, 2.56% - 2.81%, 10/31/13	USD	525	$477,354

			659,251

Total Floating Rate Loan Interests – 16.5%			61,717,579

Other Interests (j)	Beneficial Interest (000)

Auto Components — 2.0%
Delphi Debtor-in-Possession Holding Co. LLP, Class B, Membership Interests	1	7,386,013
Lear Corp. Escrow	790	18,170

		7,404,183

Media — 0.0%
Adelphia Escrow	1,250	125
Adelphia Recovery Trust	1,568	6,271

		6,396

Specialty Retail — 0.0%
Buffets, Inc.	970	97

Total Other Interests – 2.0%		7,410,676

Preferred Securities

Preferred Stocks	Shares

Diversified Financial Services — 1.2%
Citigroup, Inc., 7.50% (d)	16,700	1,997,988
GMAC, Inc., 7.00% (b)	3,305	2,485,980

		4,483,968

Household Durables — 0.1%
Beazer Homes USA, Inc., 7.50% (d)	17,226	458,900

Media — 0.2%
CMP Susquehanna Radio Holdings Corp., 0.00% (a)(b)(g)	55,038	1
TRA Global, Inc., 4.25% (a)	420,689	679,707

		679,708

Real Estate Investment Trusts (REITs) — 0.1%
MPG Office Trust, Inc., Series A, 7.63% (a)	13,326	175,770

Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series O, 0.00% (a)	40,000	50,000

8	BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)
(Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value

Thrifts & Mortgage Finance (concluded)
Freddie Mac, Series Z, 8.38% (a)	108,377	$113,796

		163,796

Total Preferred Securities – 1.6%		5,962,142

Warrants (k)

Containers & Packaging — 0.0%
MDP Acquisitions Plc (expires 10/01/13)	1,100	43,791

Health Care Providers & Services — 0.0%
HealthSouth Corp. (expires 1/16/14)	52,465	1

Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (expires 4/29/14)	819	8

Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (Expires 3/26/19) (b)	62,894	1
New Vision Holdings LLC:
(expires 9/30/14)	4	40
(expires 9/30/14)	22	221

		262

Oil, Gas & Consumable Fuels — 0.0%
Turbo Cayman Ltd. (no expiration)	2	—

Software — 0.0%
HMH Holdings/EduMedia (expires 3/09/17)	20,878	—

Total Warrants – 0.0%		44,062

Total Long-Term Investments (Cost – $467,347,923) – 121.7%		455,383,366

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.16% (l)(m)	2,314,643	2,314,643

Total Short-Term Securities (Cost – $2,314,643) – 0.6%		2,314,643

Value

Total Investments (Cost – $469,662,566*) – 122.3%	$457,698,009
Liabilities in Excess of Other Assets – (22.3)%	(83,372,421)

Net Assets – 100.0%	$374,325,588

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$471,231,049

Gross unrealized appreciation	$16,186,135
Gross unrealized depreciation	(29,719,175)

Net unrealized depreciation	$(13,533,040)

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(d)	Convertible security.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Variable rate security. Rate shown is as of report date.

(h)	All or a portion of security has been pledged as collateral in connection with swaps.

(i)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(j)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(k)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2010	9

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

(l)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2009	Net Activity	Shares Held at May 31, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	2,197,091	117,552	2,314,643	$1,394

(m)	Represents the current yield as of report date.

•	Financial futures contracts sold as of May 31, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Appreciation

35	S&P 500 Index	June 2010	$9,545,967	$21,592

•	Credit default swaps on single-name issues — buy protection outstanding as of May 31, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Wells Fargo & Co.	1.00%	JPMorgan Chase NA	June 2011	USD	6,500	$9
K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs International	December 2011	USD	755	$8,193
K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs Bank USA	September 2013	USD	1,475	$(16,417)
Louisiana-Pacific Corp.	5.00%	JPMorgan Chase Bank NA	March 2014	USD	1,000	$(242,850)
Macy’s, Inc.	8.05%	Goldman Sachs Bank USA	March 2014	USD	900	$(213,321)
Brunswick Corp.	5.00%	Goldman Sachs Bank USA	September 2014	USD	300	$(26,722)
Boston Scientific Corp.	1.00%	Goldman Sachs Bank USA	December 2014	USD	875	$29,740
Centex Corp.	1.00%	Deutsche Bank AG	September 2014	USD	275	$2,997

Total						$(458,371)

10	BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

•	Credit default swaps on single-name issues – sold protection outstanding as of May 31, 2010 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

Advanced Mico Devices, Inc.	5.00%	JPMorgan Chase Bank NA	March 2015	B-	USD	700	$60
Realogy Corp.	5.00%	Credit Suisse International	March 2015	C	USD	150	$(760)
Realogy Corp.	5.00%	JPMorgan Chase Bank NA	March 2015	C	USD	725	$(36,203)
AK Steel Corp.	5.00%	Credit Suisse International	June 2015	BB	USD	1,050	$(108,322)
AK Steel Corp.	5.00%	Goldman Sachs International	June 2015	BB	USD	900	$(67,368)
AK Steel Corp.	5.00%	JPMorgan Chase Bank NA	June 2015	BB	USD	200	$(22,123)
Levi Strauss & Co.	5.00%	Goldman Sachs International	June 2015	B+	USD	345	$(4,442)
NOVA Chemicals Corp.	5.00%	Goldman Sachs International	June 2015	B+	USD	550	$(23,337)
United Rentals (North America), Inc.	5.00%	Credit Suisse International	June 2015	B	USD	700	$(32,842)
United Rentals (North America), Inc.	5.00%	Goldman Sachs Bank USA	June 2015	B	USD	225	$(8,669)
United Rentals (North America), Inc.	5.00%	Goldman Sachs International	June 2015	B	USD	725	$(21,790)

Total							$(325,796)

	[1]	Using Standard and Poor’s ratings of the issuer.

	[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Foreign currency exchange contracts as of May 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counter- party	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	720,000	USD	893,296	Citibank NA	7/14/2010	$(9,288)
EUR	300,000	USD	377,687	Citigroup Global Markets, Inc.	7/14/2010	(9,351)
USD	24,876,141	EUR	19,821,500	BNP Paribas	7/14/2010	539,535
GBP	1,788,000	USD	2,653,748	Citibank NA	7/28/2010	(67,648)
USD	721,478	CAD	723,000	Citibank NA	7/28/2010	34,598
USD	5,251,238	GBP	3,394,000	Royal Bank of Scotland Plc	7/28/2010	342,276

Total						$830,122

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2010	11

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2010 in determining the fair valuation of the Fund’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term Investments:
Common Stocks	$10,977,745	$1,058,932	$1,322,805	$13,359,482
Corporate Bonds	—	361,731,308	5,158,117	366,889,425
Floating Rate Loan Interests	—	42,564,280	19,153,299	61,717,579
Other Interests	—	—	7,410,676	7,410,676
Preferred Securities	2,746,454	2,535,980	679,708	5,962,142
Warrants	—	43,791	271	44,062
Short-Term Securities	2,314,643	—	—	2,314,643

Total	$16,038,842	$407,934,291	$33,724,876	$457,698,009

Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets	$21,592	$957,408	—	$979,000
Liabilities	—	(911,453)	$(70,023)	(981,476)

Total	$21,592	$45,955	$(70,023)	$(2,476)

[1] Other financial instruments are swaps, foreign currency exchange contracts, financial futures contracts and unfunded loan commitments which are shown at the unrealized appreciation/depreciation on the instrument.

12	BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2010

Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund V, Inc. (HYV)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Total

Balance, as of August 31, 2009	$645	$2,089,671	$34,290,990	$6,493	$1	$10	$36,387,810
Accrued discounts/premium	—	34,562	355,522	—	—	—	390,084
Realized gain (loss)	—	775,437	26,863,633	—	—	—	27,639,070
Change in unrealized appreciation/depreciation[2]	12,459	(775,805)	(16,083,457)	—	—	(9)	(16,846,812)
Net purchases (sales)	—	(741,320)	(19,973,431)	—	—	—	(20,714,751)
Net transfers in/out of Level 3	1,309,701	3,775,572	(6,299,958)	7,404,183	679,707	270	6.869.475

Balance, as of May 31, 2010	$1,322,805	$5,158,117	$19,153,299	$7,410,676	$679,708	$271	$33,724,876

[2] The change in unrealized appreciation/depreciation on securities still held at May 31, 2010 was $2,354,829.

The following table is a reconciliation of Level 3 other financial instruments for which significant unobservable inputs were used to determine fair value:

Other Financial Instruments[3]

Balance, as of August 31, 2009	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	$(70,023)
Net purchases (sales)	—
Net transfers in/out of Level 3	—

Balance, as of May 31, 2010	$(70,023)

[3] Other financial instruments are unfunded loan commitments.

BLACKROCK CORPORATE HIGH YIELD FUND V, INC.	MAY 31, 2010	13

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund V, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Corporate High Yield Fund V, Inc.

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund V, Inc.

Date: July 23, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund V, Inc.

Date: July 23, 2010